EQUITY - Board of directors approved (Details) $ / shares in Units, $ in Millions										12 Months Ended
	May 24, 2023	Mar. 21, 2023 $ / shares shares	May 24, 2022	May 11, 2022 $ / shares	Mar. 18, 2021 USD ($) item $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 10, 2021 $ / shares shares	Jul. 06, 2020 $ / shares shares	Jul. 06, 2019 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 20, 2023 $ / shares	Mar. 06, 2023 $ / shares shares	Mar. 05, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares	Dec. 04, 2018 $ / shares shares
EQUITY
Number of shares issued during period								20,397,960	20,397,960
Ordinary shares, shares authorized		6,250,000						100,000,000		6,250,000		37,500,000	31,250,000	6,250,000	31,250,000	100,000,000	100,000,000	5,000,000	6,250,000
Ordinary shares, par value | $ / shares		$ 0.0016		$ 0.0005				$ 0.0005	$ 0.0005	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005	$ 0.0005	$ 0.01	$ 0.0096
Stock split	3.2	6	3.2	3.2					20
Ordinary shares, shares issued								20,400,000	2,040	1,534,487				1,534,487		20,400,000		102
Ordinary shares, shares outstanding								20,400,000		1,534,487				1,534,487		20,400,000	20,400,000
Securities purchase agreement
EQUITY
Amount of investment | $					$ 10.0
Securities purchase agreement | Investor
EQUITY
Number of investors | item					2
Securities Act of 1933, as Amended
EQUITY
Exercise price | $ / shares					$ 5.61
Ordinary shares
EQUITY
Ordinary shares, shares issued										1,534,487				1,534,487		1,062,502	1,062,502
Ordinary shares | Securities Act of 1933, as Amended
EQUITY
Number of ordinary share in each unit					1,960,784
Ordinary shares, par value | $ / shares					$ 0.0005
Number of shares in a unit					1
Number of warrants in a unit					0.5
Initial public offering
EQUITY
Number of shares issued during period						900,000	6,000,000
Share price | $ / shares						$ 5.00	$ 5.00
Initial public offering | Ordinary shares
EQUITY
Number of shares issued during period										312,500
Over-allotment option
EQUITY
Gross proceeds | $						$ 34.5
Over-allotment option | Ordinary shares
EQUITY
Number of shares issued during period										46,875